CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total net revenues	¥ 93,457,498	¥ 77,776,932	¥ 60,668,779
Existing home transaction services
Total net revenues	28,201,003	27,954,135	24,123,703
New home transaction services
Total net revenues	33,653,403	30,575,778	28,650,374
Home renovation and furnishing
Total net revenues	14,768,947	10,850,497	5,046,627
Home rental services
Total net revenues	14,334,479	6,099,747	1,515,442
Emerging and other services
Total net revenues	2,499,666	2,296,775	1,332,633
Related Party | Existing home transaction services
Total net revenues	644,130	830,295	625,979
Related Party | New home transaction services
Total net revenues	1,289	2,713	1,476
Related Party | Home renovation and furnishing
Total net revenues	7,360	6,471	3,365
Related Party | Home rental services
Total net revenues	1,815	106	132
Related Party | Emerging and other services
Total net revenues	¥ 22,573	¥ 26,062	¥ 33,251